CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY - USD ($) shares in Thousands	Cumulative effect Accumulated deficit Hman Group holdings Inc and subsidiaries	Cumulative effect Hman Group holdings Inc and subsidiaries	Common Stock Hman Group holdings Inc and subsidiaries	Treasury Stock Hman Group holdings Inc and subsidiaries	Additional Paid-in Capital Hman Group holdings Inc and subsidiaries	Additional Paid-in Capital	Accumulated deficit Hman Group holdings Inc and subsidiaries	Accumulated deficit	Accumulated Other Comprehensive Loss Hman Group holdings Inc and subsidiaries	Hman Group holdings Inc and subsidiaries	Total
Balance at Dec. 30, 2017			$ 5,000	$ (540,000)	$ 552,053,000		$ 2,422,000		$ (26,537,000)	$ 527,403,000
Balance at beginning (in shares) at Dec. 30, 2017			547	(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss							(58,681,000)			(58,681,000)
Stock-based compensation					1,590,000					1,590,000
Proceeds from sale of Holdco shares of stock					200,000					200,000
Payments for repurchase of stock (in shares)				(4)
Payments for repurchase of stock				$ (3,780,000)						(3,780,000)
Change in cumulative foreign currency translation adjustment	$ (5,612,000)	$ (5,612,000)							(11,053,000)	(11,053,000)
Balance at Dec. 29, 2018			$ 5,000	$ (4,320,000)	553,843,000		(61,871,000)		(37,590,000)	450,067,000
Balance at ending (in shares) at Dec. 29, 2018			547	(5)
Balance at Mar. 13, 2018						$ 0		$ 0			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from sale of Holdco shares of stock						306		0			0
Balance at Dec. 31, 2018						306		0			0
Balance at Dec. 29, 2018			$ 5,000	$ (4,320,000)	553,843,000		(61,871,000)		(37,590,000)	450,067,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss							(85,479,000)			(85,479,000)
Stock-based compensation					2,981,000					2,981,000
Proceeds from exercise of stock options					100,000					100,000
Proceeds from sale of Holdco shares of stock					(750,000)					$ (750,000)
Proceeds from sale of Holdco shares of stock (in shares)										1
Change in cumulative foreign currency translation adjustment									5,550,000	$ 5,550,000
Balance at Dec. 28, 2019			$ 5,000	$ (4,320,000)	557,674,000		(147,350,000)		(32,040,000)	373,969,000
Balance at ending (in shares) at Dec. 28, 2019			548	(5)
Balance at Dec. 31, 2018						306		0			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						0		0			0
Balance at Dec. 31, 2019						306		0			0
Balance at Dec. 28, 2019			$ 5,000	$ (4,320,000)	557,674,000		(147,350,000)		(32,040,000)	373,969,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss							(24,499,000)			(24,499,000)
Stock-based compensation					5,125,000					5,125,000
Proceeds from exercise of stock options					7,340,000					$ 7,340,000
Proceeds from exercise of stock options (in shares)										7
Restricted share vesting (in shares)			1
Change in cumulative foreign currency translation adjustment									2,652,000	$ 2,652,000
Balance at Dec. 26, 2020			$ 5,000	$ (4,320,000)	$ 570,139,000		$ (171,849,000)		$ (29,388,000)	$ 364,587,000
Balance at ending (in shares) at Dec. 26, 2020			556	(5)
Balance at Dec. 31, 2019						306		0			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						0		(154,280)			(154,280)
Proceeds from sale of Holdco shares of stock						326		0			0
Balance at Dec. 31, 2020						$ 5,152,825		$ (154,280)			$ 5,000,010